Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
December 31, 2025
Z50-NPRT3-0226
1.9884249.108
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	772	5,851
Fidelity Series Corporate Bond Fund (a)	1,503	14,248
Fidelity Series Government Bond Index Fund (a)	2,583	23,815
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	3,508	29,744
Fidelity Series Investment Grade Bond Fund (a)	2,166	22,074
Fidelity Series Investment Grade Securitized Fund (a)	1,482	13,527
Fidelity Series Long-Term Treasury Bond Index Fund (a)	710,047	3,827,155
TOTAL BOND FUNDS (Cost $4,036,446)		3,936,472

Domestic Equity Funds - 52.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	320,277	7,359,975
Fidelity Series Commodity Strategy Fund (a)	2,960	286,367
Fidelity Series Large Cap Growth Index Fund (a)	158,269	4,719,593
Fidelity Series Large Cap Stock Fund (a)	181,413	4,843,720
Fidelity Series Large Cap Value Index Fund (a)	487,547	8,887,985
Fidelity Series Small Cap Core Fund (a)	113,593	1,535,778
Fidelity Series Small Cap Opportunities Fund (a)	54,384	882,106
Fidelity Series Value Discovery Fund (a)	186,897	3,182,860
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,537,544)		31,698,384

International Equity Funds - 40.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	111,155	2,195,311
Fidelity Series Emerging Markets Fund (a)	128,533	1,508,978
Fidelity Series Emerging Markets Opportunities Fund (a)	244,866	6,035,935
Fidelity Series International Growth Fund (a)	216,787	4,142,799
Fidelity Series International Index Fund (a)	103,478	1,563,546
Fidelity Series International Small Cap Fund (a)	39,972	715,095
Fidelity Series International Value Fund (a)	267,135	4,167,300
Fidelity Series Overseas Fund (a)	277,645	4,145,238
Fidelity Series Select International Small Cap Fund (a)	4,151	57,369
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,029,905)		24,531,571

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $818,385)	82,208	818,794

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $17,159)	3.84	17,159	17,159

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $44,439,439)	61,002,380
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	61,002,379

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,417	2,233	1,684	247	2	(117)	5,851	772
Fidelity Series Blue Chip Growth Fund	6,404,722	1,622,096	2,690,054	283,915	177,810	1,845,401	7,359,975	320,277
Fidelity Series Canada Fund	1,636,043	806,861	619,591	43,866	1,833	370,165	2,195,311	111,155
Fidelity Series Commodity Strategy Fund	-	284,994	602	266	(5)	1,980	286,367	2,960
Fidelity Series Corporate Bond Fund	4,206	164,294	154,499	473	216	31	14,248	1,503
Fidelity Series Emerging Markets Fund	1,383,586	455,286	699,278	36,296	42,166	327,218	1,508,978	128,533
Fidelity Series Emerging Markets Opportunities Fund	5,537,473	1,793,217	2,799,028	150,886	207,490	1,296,783	6,035,935	244,866
Fidelity Series Government Bond Index Fund	6,812	280,625	263,610	630	68	(80)	23,815	2,583
Fidelity Series Government Money Market Fund	-	724,229	707,070	5,564	-	-	17,159	17,159
Fidelity Series International Credit Fund	54	4	-	3	-	-	58	7
Fidelity Series International Developed Markets Bond Index Fund	-	63,469	33,532	602	376	(569)	29,744	3,508
Fidelity Series International Growth Fund	3,838,443	1,153,678	1,173,426	322,630	61,776	262,328	4,142,799	216,787
Fidelity Series International Index Fund	1,454,556	383,858	547,161	51,647	69,435	202,858	1,563,546	103,478
Fidelity Series International Small Cap Fund	711,063	205,717	264,017	94,863	25,657	36,675	715,095	39,972
Fidelity Series International Value Fund	3,813,715	1,292,981	1,579,409	415,625	284,402	355,611	4,167,300	267,135
Fidelity Series Investment Grade Bond Fund	6,467	260,442	244,702	666	(91)	(42)	22,074	2,166
Fidelity Series Investment Grade Securitized Fund	4,069	156,324	147,093	428	206	21	13,527	1,482
Fidelity Series Large Cap Growth Index Fund	4,120,132	981,243	1,577,305	44,914	220,474	975,049	4,719,593	158,269
Fidelity Series Large Cap Stock Fund	3,803,818	1,722,655	1,420,700	436,878	28,964	708,983	4,843,720	181,413
Fidelity Series Large Cap Value Index Fund	7,826,930	3,035,965	2,808,432	296,026	82,696	750,826	8,887,985	487,547
Fidelity Series Long-Term Treasury Bond Index Fund	3,709,137	1,489,938	1,301,096	108,347	(162,990)	92,166	3,827,155	710,047
Fidelity Series Overseas Fund	3,820,522	1,358,490	1,235,980	340,001	69,131	133,075	4,145,238	277,645
Fidelity Series Select International Small Cap Fund	9,737	42,849	3,949	1,662	421	8,311	57,369	4,151
Fidelity Series Small Cap Core Fund	1,797,334	211,290	899,217	12,281	33,181	393,190	1,535,778	113,593
Fidelity Series Small Cap Opportunities Fund	799,192	173,777	264,407	39,727	23,411	150,133	882,106	54,384
Fidelity Series Treasury Bill Index Fund	-	1,936,545	1,118,289	16,432	129	409	818,794	82,208
Fidelity Series Value Discovery Fund	2,809,271	1,147,382	1,045,654	173,286	40,396	231,465	3,182,860	186,897
	53,502,699	21,750,442	23,599,785	2,878,161	1,207,154	8,141,870	61,002,380

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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